Loans to Customers - Additional Information (Details) - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of loans to customers [line items]
Accrued interest	₸ 106,348	₸ 68,558
Allowance for impairment losses for percentage of NPLs	80.00%	90.00%
Maximum percentage of loan provided	10.00%
Restructured loans to customers	₸ 185,388	₸ 137,728
Restructured loans collected	103,119	58,615
POCI
Disclosure of loans to customers [line items]
Restructured loans gross	19,881	23,136
Stage 1
Disclosure of loans to customers [line items]
Restructured loans gross	27,653	15,364
Stage 2
Disclosure of loans to customers [line items]
Restructured loans gross	26,505	18,009
Stage 3
Disclosure of loans to customers [line items]
Restructured loans gross	₸ 145,302	₸ 94,556
Minimum | Stage 3
Disclosure of loans to customers [line items]
Allowance for impairment losses for percentage of NPLs	100.00%